Accounts Payable and Accrued Liabilities (Tables) - Future NRG Sdn. Bhd. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Payable and Accrued Liabilities

	June 30, 2026 (USD)	Dec 31, 2025 (USD)
Trade payables	24,002	3,768
Non-trade payables and other creditors	43,648	33,740
Amount due to related companies	-	4,655,340
Accrual for legal proceedings — AHT litigation (Note 12)	403,924	405,565
Deposit received from customer	12,262	14,774
Total accounts payable and accrued liabilities	483,836	5,113,187

	Note	2025	2024
		(USD)	(USD)
Trade payables		3,768	24,355
Amount due to ultimate holding company		4,655,340	2,154,420
Amount due to related companies		—	838,928
Accrual for material litigation		405,565	368,004
Deposit received		14,774	24,578
Transportation fee payables		33,740	30,615
Total		5,113,187	3,440,900

Schedule of Revenue from Continuing Operations

	Note	2025	2024
		(USD)	(USD)
Clinic waste generator services		640,321	671,032
Clinic waste logistics services		209,915	196,179
Other revenue		4,101	4,530
Total revenue		854,337	871,741

Revenue recognized at point in time		854,337	871,741
Geography: Malaysia		854,337	871,741